Condensed financial information of the Company (Tables)	12 Months Ended
Mar. 31, 2019
Condensed financial information of the Company
Summary of condensed financial information of the Company on a parent company only basis

Condensed balance sheets

As of March 31,
2019
Assets/(liability)
Prepayment and other current assets	$1,843
Investment in subsidiaries and VIE	19,017,189
Total assets/(liability)	$19,019,032

Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding	1,800
Additional paid-in capital	1,619,774
Statutory reserve	745,590
Accumulated Profits	16,945,947
Accumulated other comprehensive (loss)/income	(294,079)
Total shareholders’ equity	$19,019,032

Condensed statements of income

For the year ended March 31,
2019
Share of profit in subsidiaries and VIE	8,675,058
Income before income tax provision	8,675,058
Provision for income tax	—
Net income	$8,675,058

Condensed statements of comprehensive income

For the year ended March 31,
2019
Net income	$8,675,058
Other comprehensive income	(735,192)
Comprehensive income	$7,939,866